Segment Information - Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating Revenues	$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 130,863	$ 126,034	$ 125,980
Selling, general and administrative expense									31,083	28,592	28,102
Depreciation and amortization expense									17,403	16,954	15,928
Total Operating Expenses									108,585	98,609	96,731
Operating Income	637	$ 7,675	$ 6,617	$ 7,349	5,459	$ 6,990	$ 8,013	$ 6,963	22,278	27,425	29,249
Assets	264,829				257,143				264,829	257,143
Property, plant and equipment, net	89,286				88,568				89,286	88,568
Capital expenditures									16,658	17,247	17,059
Service
Segment Reporting Information [Line Items]
Cost of services and equipment									32,185	30,916	30,463
Equipment
Segment Reporting Information [Line Items]
Operating Revenues									22,258	18,889	17,512
Cost of services and equipment									23,323	22,147	22,238
External Operating Revenues | Service
Segment Reporting Information [Line Items]
Operating Revenues									62,936	62,972	66,362
External Operating Revenues | Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									62,936	62,972	66,362
External Operating Revenues | Service | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Equipment
Segment Reporting Information [Line Items]
Operating Revenues									22,258	18,889	17,511
External Operating Revenues | Equipment | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									22,258	18,889	17,511
External Operating Revenues | Equipment | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Other
Segment Reporting Information [Line Items]
Operating Revenues									6,201	5,270	4,915
External Operating Revenues | Other | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									6,201	5,270	4,915
External Operating Revenues | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Consumer Markets
Segment Reporting Information [Line Items]
Operating Revenues									12,586	12,775	12,751
External Operating Revenues | Consumer Markets | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Consumer Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,586	12,775	12,751
External Operating Revenues | Enterprise Solutions
Segment Reporting Information [Line Items]
Operating Revenues									8,837	9,165	9,162
External Operating Revenues | Enterprise Solutions | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Enterprise Solutions | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									8,837	9,165	9,162
External Operating Revenues | Partner Solutions
Segment Reporting Information [Line Items]
Operating Revenues									3,685	3,969	3,976
External Operating Revenues | Partner Solutions | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Partner Solutions | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									3,685	3,969	3,976
External Operating Revenues | Business Markets
Segment Reporting Information [Line Items]
Operating Revenues									3,397	3,585	3,356
External Operating Revenues | Business Markets | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Business Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									3,397	3,585	3,356
External Operating Revenues | Other
Segment Reporting Information [Line Items]
Operating Revenues									242	234	314
External Operating Revenues | Other | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									0	0	0
External Operating Revenues | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									242	234	314
Intersegment Eliminations
Segment Reporting Information [Line Items]
Operating Revenues									1,352	1,332	1,349
Intersegment Eliminations | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									339	380	398
Intersegment Eliminations | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									1,013	952	951
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									121,494	118,191	119,696
Selling, general and administrative expense									22,755	24,150	25,357
Depreciation and amortization expense									15,917	15,499	15,158
Total Operating Expenses									88,947	88,604	90,137
Operating Income									32,547	29,587	29,559
Assets	308,089				311,155				308,089	311,155	278,024
Property, plant and equipment, net	86,099				85,286				86,099	85,286	83,103
Capital expenditures									14,741	15,649	15,744
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									91,734	87,511	89,186
Selling, general and administrative expense									16,604	17,876	18,881
Depreciation and amortization expense									9,736	9,395	9,183
Total Operating Expenses									58,914	58,304	59,333
Operating Income									32,820	29,207	29,853
Assets	213,290				235,873				213,290	235,873	211,345
Property, plant and equipment, net	42,749				43,935				42,749	43,935	42,898
Capital expenditures									8,486	10,310	11,240
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									29,760	30,680	30,510
Selling, general and administrative expense									6,151	6,274	6,476
Depreciation and amortization expense									6,181	6,104	5,975
Total Operating Expenses									30,033	30,300	30,804
Operating Income									(273)	380	(294)
Assets	94,799				75,282				94,799	75,282	66,679
Property, plant and equipment, net	$ 43,350				$ 41,351				43,350	41,351	40,205
Capital expenditures									6,255	5,339	4,504
Operating Segments | Service
Segment Reporting Information [Line Items]
Cost of services and equipment									26,952	26,808	27,384
Operating Segments | Service | Wireless
Segment Reporting Information [Line Items]
Cost of services and equipment									9,251	8,886	9,031
Operating Segments | Service | Wireline
Segment Reporting Information [Line Items]
Cost of services and equipment									17,701	17,922	18,353
Operating Segments | Equipment
Segment Reporting Information [Line Items]
Cost of services and equipment									23,323	22,147	22,238
Operating Segments | Equipment | Wireless
Segment Reporting Information [Line Items]
Cost of services and equipment									23,323	22,147	22,238
Operating Segments | Equipment | Wireline
Segment Reporting Information [Line Items]
Cost of services and equipment									$ 0	$ 0	$ 0